Shareholder Report, Average Annual Return (Details) 193974_Innovator U.S. Equity 10 Buffer ETF - Quarterly_TF_TSR Annual {TF}	12 Months Ended	25 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator U.S. Equity 10 Buffer ETF™ - Quarterly
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity 10 Buffer ETF - Quarterly NAV
Average Annual Return, Percent	10.17%	11.59%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	26.78%
S&P 500 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500
Average Annual Return, Percent	19.89%	25.07%